PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant, and equipment and finance lease right-of-use asset, before accumulated depreciation and amortization	$ 27,889	$ 27,292
Less: Accumulated depreciation and amortization	(21,287)	(20,273)
Property and equipment, net	6,602	7,019
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment and finance lease right-of-use asset, before accumulated depreciation and amortization	8,758	8,716
Warehouse Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment and finance lease right-of-use asset, before accumulated depreciation and amortization	3,105	3,056
Technology Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment and finance lease right-of-use asset, before accumulated depreciation and amortization	1,417	1,337
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment and finance lease right-of-use asset, before accumulated depreciation and amortization	85	85
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment and finance lease right-of-use asset, before accumulated depreciation and amortization	14,146	14,091
Work In Progress, Software Development Projects [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment and finance lease right-of-use asset, before accumulated depreciation and amortization	$ 378	$ 7